Cover	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	Sprouts Farmers Market, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36029
Entity Tax Identification Number	32-0331600
Entity Address, Address Line One	20700 North 56th Street
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85054
City Area Code	480
Local Phone Number	814-8016
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of Each Class	Common Stock, $0.001 par value per share
Trading Symbol	SFM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001575515
Amendment Flag	false